Condensed Statements of Cash Flows - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (7,951,505)	$ (7,624,785)	$ (10,316,739)	$ (12,097,479)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation		70,678	48,833	69,682	11,415
Stock-based compensation		740,304	642,961	814,666	279,508
Bad debt expense				16,275
Amortization of debt discount					17,765
Debt discount on convertible notes					5,172,000
Excess and obsolete inventory reserve			26,645	32,645	42,355
Common stock issued for services and software license					31,845
Change in fair value of derivative liabilities		(155,955)	(31,278)	(36,269)	(116,795)
Loss on disposal of asset		2,481
Other non-cash charges		14,634	(16,275)
Changes in operating assets and liabilities:
Accounts receivable		248,252	(39,510)	(101,494)	(182,533)
Inventories		(302,608)	(151,332)	(140,817)	(161,075)
Prepaid expenses and other		(130,268)	(332,591)	(307,001)	(235,938)
Other assets		(2,000)
Accounts payable and other accrued expenses		(191,120)	413,317	466,191	563,225
Accrued interest					377,503
Deferred revenue		2,447	(29,284)	(103,340)	38,067
Customer advance payments		(43,042)		(109)	106,718
Net cash used in operating activities		(7,697,702)	(7,093,299)	(9,606,310)	(6,153,419)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of equipment		(38,261)	(117,370)	(126,867)	(67,002)
Net cash used in investing activities		(38,261)	(117,370)	(126,867)	(67,002)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments of issuance costs			(117,273)	(144,582)
Net settlement of vested restricted stock units to fund related employee statutory tax withholding		(80,321)	(71,412)	(74,213)
Proceeds from exercise of stock options		16	2	2	26,954
Proceeds from exercise of warrants			3,556,391	3,556,391	102,660
Proceeds from public offering		5,603,829			4,368,315	[1]
Proceeds from private placement, net of offering costs					2,922,885
Proceeds from FPO, net of offering costs					10,407,706
Proceeds from convertible promissory notes, net					1,770,000
Repayment of note payable, MLSC					(1,215,900)
Net cash provided by financing activities		5,523,524	3,367,708	3,337,598	18,382,620
Net decrease in cash, cash equivalents and restricted cash		(2,212,439)	(3,842,961)	(6,395,579)	12,162,199
Cash, cash equivalents and restricted cash, beginning of period		6,615,794	13,011,373	13,011,373	849,174
Cash, cash equivalents and restricted cash, end of period		4,403,355	9,168,412	6,615,794	13,011,373
SUPPLEMENTAL DISCLOSURE CASH FLOW INFORMATION
Cash paid during the period for interest					97,099
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Inventory capitalized as sales demo equipment		17,715	$ 53,178	$ 53,178
Conversion of accrued interest to principal					21,916
Issuance of warrants recorded as a derivative liability		$ 196,236
Exchange of 2015 convertible promissory notes for 2016 convertible promissory notes					430,000
Accretion of convertible preferred stock to redemption value					274,011
Conversion of convertible preferred stock into common stock					12,946,252
Conversion of convertible promissory notes and accrued interest into common stock					5,467,389
Issuance of selling agent warrants in connection with IPO					156,725
Deferred offering costs to additional paid-in capital upon IPO closing	[1]				438,237
Common stock issued for repayment of promissory notes and related accrued interest					$ 1,217,172

[1]	IPO gross proceeds of $4,991,236 are reduced by $622,921 of IPO offering costs that were incurred in 2017. Another $438,237 of IPO deferred offering costs were paid for in 2016.